Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	Jul. 05, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 05, 2016